Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Changes in Group's Provisions
Changes in the Group’s provisions for the fiscal years ended December 31, 2023, 2022 and 2021 are as follows:

	Provision for lawsuits and contingencies				Provision for environmental liabilities		Provision for hydrocarbon wells abandonment obligations				Total
	Non- current		Current		Non- current	Current	Non- current		Current		Non- current	Current
Balance as of December 31, 2020	599		23		66	31	1,554		19		2,219	73

Increases charged to expenses	400	(3)	1		105	-	157		-		662	1
Decreases charged to income	(42)		(37)		-	-	(94)		-		(136)	(37)
Applications due to utilization	(7)		(7)		-	(22)	-		(19)		(7)	(48)
Net exchange and translation differences	(31)		-		(4)	(12)	-		-		(35)	(12)
Reclassifications and other movements	(47)		42		(71)	71	(66)	(1)	98	(1)	(184)	211
Result from net monetary position (2)	-		-		-	-	-		-		-	-

Balance as of December 31, 2021	872		22		96	68	1,551		98		2,519	188

Increases charged to expenses	187	(3)	-		69	-	215		-		471	-
Decreases charged to income	(354)	(4)	-		(1)	-	(41)		-		(396)	-
Applications due to utilization	(12)		(35)		-	(48)	-		(56)		(12)	(139)
Net exchange and translation differences	(55)		-		(8)	(34)	-		-		(63)	(34)
Reclassifications and other movements	(66)	(5)	35		(60)	60	179	(1)	89	(1)	53	184
Result from net monetary position (2)	(1)		-		-	-	-		-		(1)	-

Balance as of December 31, 2022	571		22		96	46	1,904		131		2,571	199

Increases charged to expenses	89		3		80	-	264		-		433	3
Decreases charged to income	(26)		(6)		-	-	(12)		-		(38)	(6)
Applications due to utilization	(1)		(318)	(7)	-	(50)	-		(122)		(1)	(490)
Net exchange and translation differences	(110)		(1)		(52)	(38)	-		-		(162)	(39)
Reclassifications and other movements	(456)	(6)	321		(76)	76	390	(1)	117	(1)	(142)	514
Result from net monetary position (2)	(1)		-		-	-	-		-		(1)	-

Balance as of December 31, 2023	66		21		48	34	2,546		126		2,660	181

(1)	Includes 507, 268 and 32 corresponding to the annual recalculation of hydrocarbon wells abandonment cost for the years ended December 31, 2023, 2022 and 2021, respectively.
(2)
Includes the adjustment for inflation of opening balances of provisions of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year, which was charged to net income in the statement of comprehensive income.

(3)	Includes the accrual of financial interest corresponding to the recognition of the dispute relating to the tax deduction of hydrocarbon wells abandonment costs for periods 2014-2017.
(4)
Includes 30 corresponding to the recovery of liabilities for the regularization regimes associated with the dispute relating to the cost deduction for hydrocarbon wells abandonment for periods 2014-2017. See Note 16.a.5).

(5)
Includes 22 reclassified as “Income tax liability” in the statement of financial position for the regularization regimes associated with the dispute relating to the tax deduction of hydrocarbon well abandonment costs for periods 2014-2017. See Note 16.a.5).

(6)
Includes 134 reclassified as “Other liabilities” in the statement of financial position due to the settlement agreement entered with TGN and 286 reclassified as current Provision for lawsuits and contingencies due to the Trust Settlement Agreement. See Notes 16.a.2) and 32, respectively.

(7)	Includes the payment of the amount for the Trust Settlement Agreement. See Note 32.